Sep-05-02 03:17pm From- T-393 P.002/002 F-136

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

02047822

1-9120

RECD S.E.C.
SEP 5 2002
1086

September 5, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED, Corporate Units (consisting of a Purchase Contract and a Preferred Trust Security of PSEG Funding Trust I). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 5, 2002. Tentative listing date – September 6, 2002.

Sincerely,

Paras Madho

PROCESSED
SEP 19 2002
THOMSON
FINANCIAL